Accounts receivable - Age Analysis of Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Credit risk
Customer accounts receivable – billed, net of allowance for doubtful accounts	$ 276	$ 222
Accounts receivable – unbilled	194	201
Other receivables	28	5
Total	498	428
Less than 30 days past billing date
Credit risk
Customer accounts receivable – billed, net of allowance for doubtful accounts	174	154
30-60 days past billing date
Credit risk
Customer accounts receivable – billed, net of allowance for doubtful accounts	78	44
61-90 days past billing date
Credit risk
Customer accounts receivable – billed, net of allowance for doubtful accounts	11	12
More than 90 days past billing date
Credit risk
Customer accounts receivable – billed, net of allowance for doubtful accounts	$ 13	$ 12